Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions (Details) [Line Items]
Administrative expenses	$ 12,500	$ 0	$ 4,000
Loan payable				$ 10,000
Deep Isolation, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Carried interest				6.00%
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Loan payable				$ 10,000